Segment reporting - Reconciliation of information on reportable segment to the amounts reported in the financial statements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue
Revenue	$ 479,688	$ 434,094	$ 260,892
Profit/(loss) before income tax
Net effect from recognition of deferred net revenues	8,391	(100,953)	(132,138)
Depreciation and amortization	(6,901)	(2,540)	(561)
Finance income	1,868	79	1,998
Finance costs	(2,191)	(3,220)	(220)
Share-based payments expense	(3,751)	(3,761)	(2,276)
Share listing expense		(125,438)
NASDAQ related non-recurring expenses		(3,811)
Impairment loss on trade receivables and loans receivable	(29,987)	(102)
Change in fair value of share warrant obligations and other financial instruments	2,767	10,080
Impairment of intangible assets	(547)
Goodwill and investments in equity accounted associates' impairment	(62,828)
Share of loss of equity-accounted associates	(10,121)
Other operating income	1,327
Profit/(loss) before income tax	11,170	(116,317)	111
Operating segments
Revenue
Revenue	479,688	434,094	260,892
Profit/(loss) before income tax
Segment management EBITDA	113,143	113,349	133,308
Nexters Global Ltd | Operating segments
Profit/(loss) before income tax
Segment management EBITDA	138,647	$ 113,349	$ 133,308
All other segments | Operating segments
Profit/(loss) before income tax
Segment management EBITDA	$ (25,504)